Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Preferred Stock

9. Preferred Stock

Series H Preferred Stock

On August 17, 2021, 50 shares of Series H convertible preferred stock (the “Series H Preferred Stock”) were converted into 151,515 shares of the Company’s common stock.

Series L Preferred Stock

On May 4, 2021, a special committee of the Board declared a dividend of one preferred stock purchase right to be paid to the stockholders of record at the close of business on May 14, 2021 for (i) each outstanding share of the Company’s common stock and (ii) each share of the Company’s common stock issuable upon conversion of each share of the Company’s Series H Preferred Stock. Each preferred stock purchase right entitles the registered holder to purchase, subject to a rights agreement, from the Company one one-thousandth of a share of the Company’s newly created Series L Junior Participating Preferred Stock, par value $0.01 per share (the “Series L Preferred Stock”), at a price of $4.00, subject to certain adjustments. The Series L Preferred Stock will be entitled, when, as and if declared, to a preferential per share quarterly dividend payment equal to the greater of (i) $1.00 per share or (ii) 1,000 times the aggregate per share amount of all cash dividends, and 1,000 times the aggregate per share amount (payable in kind) of all noncash dividends or other distributions paid to the holders of the Company’s common stock. The Series L Preferred Stock will be entitled to 1,000 votes on all matters submitted to a vote of the stockholders of the Company. In the event of any merger, consolidation or other transaction in which shares of the Company’s common stock are converted or exchanged, the Series L Preferred Stock will be entitled to receive 1,000 times the amount received per one share of the Company’s common stock.

20.	Preferred Stock

The Company has the authority to issue 1,000,000 shares of preferred stock, $0.01 par value per share, consisting of authorized and/or outstanding shares as of December 31, 2020 as follows:

●	2,000 authorized shares designated as “Series F Convertible Preferred Stock,” none of which are outstanding;
●	1,800 authorized shares designated as “Series G Convertible Preferred Stock” (as further described below), of which 168.496 shares are outstanding;
●	23,000 authorized shares designated as “Series H Convertible Preferred Stock” (as further described below), of which 19,597 shares are outstanding;
●	25,800 authorized shares designated as “Series I Convertible Preferred Stock” on June 27, 2019, none of which are outstanding (as further described below);
●	35,000 authorized shares designated as “Series J Convertible Preferred Stock” on October 4, 2019, none of which are outstanding (as further described below); and
●	20,000 authorized shares designated as “Series K Convertible Preferred Stock” on October 22, 2020, none of which are outstanding (as further described below)

Series G Preferred Stock

On May 30, 2000, the Company sold 1,800 shares of its Series G Convertible Preferred Stock (the “Series G Preferred Stock”), of which 1,631.504 were converted prior to November 2001 and 168.496 shares continue to be outstanding, at a stated value of $1,000 per share, convertible into 188,791 shares of the Company’s common stock. The Series G Preferred Stock is convertible into shares of common stock, at the option of the holder, subject to certain limitations. The Company may require holders to convert all (but not less than all) of the Series G Preferred Stock or buy out all outstanding shares of Series G Preferred Stock at the liquidation value of $168,496. Holders of Series G Preferred Stock are not entitled to dividends and have no voting rights, unless required by law or with respect to certain matters relating to the Series G Preferred Stock.

Upon a change in control, sale of or similar transaction, as defined in the Certificate of Designation for the Series G Preferred Stock, the holder of the Series G Preferred Stock has the option to deem such transaction as a liquidation and may redeem their 168.496 shares at the liquidation value of $1,000 per share, or an aggregate amount of $168,496. The sale of all the assets of the Company on June 28, 2007 triggered the redemption option. As such redemption was not in the control of the Company, the Series G Preferred Stock has been accounted for as if it is redeemable preferred stock and is classified on the consolidated balance sheets as a mezzanine obligation between liabilities and stockholders’ equity.

Series H Preferred Stock

On August 10, 2018 (the “Closing Date”), the Company closed on a securities purchase agreement with certain accredited investors, pursuant to which the Company issued an aggregate of 19,400 shares of Series H Convertible Preferred Stock (the “Series H Preferred Stock”) at a stated value of $1,000, initially convertible into 58,787,879 shares of the Company’s common stock, at the option of the holder subject to certain limitations, at a conversion rate equal to the stated value divided by the conversion price of $0.33 per share, for aggregate gross proceeds of $19,399,250 (net proceeds of $18,045,496 after taking into consideration issuance costs).

Between August 14, 2020 and August 20, 2020, the Company entered into additional securities purchase agreements for the sale of Series H Preferred Stock with accredited investors, pursuant to which the Company issued 108 shares (after it rescinded the issuance of 2,145 shares that were deemed null and void and repaid to certain holders on October 28, 2020), at a stated value of $1,000 per share, initially convertible into 327,273 shares of the Company’s common stock at a conversion rate equal to the stated value divided by the conversion price of $0.33 per share, for aggregate gross proceeds of $130,896 (net proceeds of $113,000 after taking into consideration issuance costs), which was used for working capital and general corporate purposes.

On October 31, 2020, the Company issued 389 shares of Series H Preferred Stock to James Heckman at the stated value of $1,000, convertible into 1,178,788 shares of the Company’s common stock, at the option of the holder subject to certain limitations at a conversion rate equal to the stated value divided by the conversion price of $0.33 per share. The shares of Series H Preferred Stock were issued in connection with the cancellation of promissory notes payable to Mr. Heckman in the aggregate outstanding principal amount of $389,000.

The number of shares issuable upon conversion of the Series H Preferred Stock will be adjusted in the event of stock splits, stock dividends, combinations of shares and similar transactions. Each Series H Preferred Stock votes on an as-if-converted to common stock basis, subject to beneficial ownership blocker provisions and other certain conditions. In addition, if at any time the Company grants, issues or sells any common stock equivalents or rights to purchase stock, warrants, securities or other property pro rata to the record holders of any class of shares of common stock (the “Purchase Rights”), then a holder of the Series H Preferred Stock will be entitled to acquire the aggregate Purchase Rights which the holder could have acquired if the holder had held the number of shares of common stock acquirable upon complete conversion of such holder’s Series H Preferred Stock immediately before the date on which a record is taken for the grant, issuance or sale of such Purchase Rights, subject to certain conditions, adjustments, and limitations. All the shares of Series H Preferred Stock automatically convert into shares of the Company’s common stock on the fifth anniversary of the Closing Date at the conversion price of $0.33 per share.

The shares of Series H Preferred Stock were subject to limitations on conversion into shares of the Company’s common stock until the date that increased the number of authorized shares of its common stock to at least a number permitting all the Series H Preferred Stock to be converted in full, which was filed on December 18, 2020, therefore this limitation was removed (as further described in Note 21).

Pursuant to the registration rights agreement entered into on August 10, 2018, in connection with the securities purchase agreements, the Company agreed to register the shares issuable upon conversion of the Series H Preferred Stock for resale by the holders. The Company committed to file the registration statement by no later than 75 days after the closing date and to cause the registration statement to become effective, in general, by no later than 120 days after the closing date (or, in the event of a full review by the staff of the SEC, 150 days following the closing date). The registration rights agreement provides for a cash payment equal to 1.0% per month of the amount invested as partial liquidated damages, on each monthly anniversary, payable within 7 days of such event, and upon the occurrence of certain events up to a maximum amount of 6.0% of the aggregate amount invested, subject to interest at 12.0% per annum, accruing daily, until paid in full. The registration rights agreements provide for Registration Rights Damages (further details are provided in Note 15).

The securities purchase agreements entered into on August 10, 2018, included a provision that requires the Company to maintain its periodic filings with the SEC in order to satisfy the public information requirements under Rule 144(c) of the Securities Act. If the Company fails for any reason to satisfy the current public information requirement after 6 months of the closing date, then the Company will be obligated to pay to each holder a cash payment equal to 1.0% of the aggregate amount invested for each 30-day period, or pro rata portion thereof, as partial liquidated damages per month, up to a maximum of 6 months, subject to interest at the rate of 1.0% per month until paid in full. The securities purchase agreements provide for Public Information Failure Damages (further details are provided in Note 15).

The following table represents the components of the Series H Preferred Stock for the year ended December 31, 2020 and as of December 31, 2019:

	Shares	Series H Preferred Stock Components
Series H Preferred Stock at December 31, 2019	19,400	$18,045,496
Issuance of Series H Preferred Stock on August 19, 2020:
Issuance of Series H Preferred Stock	108	130,896
Less issuance costs netted from the proceeds		(17,896)
Net proceeds received upon issuance of Series H Preferred Stock		113,000
Conversion of Series H Preferred Stock into common stock on September 21, 2020	(300)	(300,000)
Issuance of Series H Preferred Stock upon conversion of promissory note on November 13, 2020	389	389,000
Net issuance of Series H Preferred Stock	197	202,000
Series H Preferred Stock at December 31, 2020	19,597	$18,247,496
Beneficial conversion feature recognized during the year ended December 31, 2020 (as described below) upon issuance of Series H Preferred Stock		$502,000

During the year ended December 31, 2020, in connection with the issuance of 108 shares (issued on August 19, 2020) and 389 shares (issued on October 31, 2020) of Series H Preferred Stock, the Company recorded a beneficial conversion feature in the amount of $113,000 and $389,000 (totaling $502,000), respectively, for the underlying common shares since the nondetachable conversion feature was in-the-money (the conversion price of $0.33 was lower than the Company’s common stock trading price of $0.86 and $0.77 at the issuance date of August 19, 2020 and October 31, 2020, respectively). The beneficial conversion feature was recognized as a deemed dividend with an offset to additional paid-in capital.

Series I Preferred Stock

On June 28, 2019, the Company closed on a securities purchase agreement with certain accredited investors, pursuant to which the Company issued an aggregate of 23,100 shares of Series I Convertible Preferred Stock (the “Series I Preferred Stock”) at a stated value of $1,000, initially convertible into 46,200,000 shares of the Company’s common stock at a conversion rate equal to the stated value divided by the conversion price of $0.50 per share, for aggregate gross proceeds of $23,100,000. Each Series I Preferred Stock votes on an as-if-converted to common stock basis, subject to certain conditions.

In consideration for its services as placement agent, the Company paid B. Riley FBR a cash fee of $1,386,000 plus $73,858 in reimbursement of legal fees and other transaction costs. The Company used approximately $18.3 million of the net proceeds from the financing to partially repay the amended and restated 12% Amended Senior Secured Note dated June 14, 2019, and to pay deferred fees of approximately $3.4 million related to that borrowing facility.

Pursuant to the registration rights agreements entered into in connection with the securities purchase agreements on June 28, 2019, the Company agreed to register the shares issuable upon conversion of the Series I Preferred Stock for resale by the investors. The Company committed to file the registration statement no later than the 30th calendar day following the date the Company files (i) its Annual Report on Form 10-K for the fiscal year ended December 31, 2018, (ii) all its required quarterly reports on Form 10-Q since the quarter ended September 30, 2018 through September 30, 2019, and (iii) current Form 8-K in connection with the acquisitions of TheStreet and its license with ABG, with the SEC, but in no event later than December 1, 2019. The Company committed to cause the registration statement to become effective by no later than 90 days after December 1, 2019, subject to certain conditions and upon the occurrence of certain events up to a maximum amount of 6% of the aggregate amount invested. The registration rights agreements provide for Registration Rights Damages (further details are provided in Note 15).

The securities purchase agreements included a provision that requires the Company to maintain its periodic filings with the SEC in order to satisfy the public information requirements under Rule 144(c) of the Securities Act. If the Company fails for any reason to satisfy the current public information requirement after 6 months of the closing date, then the Company will be obligated to pay to each holder a cash payment equal to 1.0% of the aggregate amount invested for each 30-day period, or pro rata portion thereof, as partial liquidated damages per month, up to a maximum of 6 months, subject to interest at the rate of 1.0% per month until paid in full. The securities purchase agreements provide for Public Information Failure Damages (further details are provided in Note 15).

The Company recognized a portion of the Liquidated Damages pursuant to the registration rights and securities purchase agreements in connection with the Series I Preferred Stock at the time of issuance as it was deemed probable the obligations would not be satisfied when the financing was completed (further details are presented in the table below).

The following table represents the components of the Series I Preferred Stock for the years ended December 31, 2020 and 2019:

	Shares	Series I Preferred Stock Components
Issuance of Series I Preferred Stock on June 28, 2019	23,100	$23,100,000
Less issuance costs:
Cash paid to B. Riley FBR as placement fee		(1,386,000)
Legal fees and other costs		(73,858)
Total issuance costs		(1,459,858)
Less Liquidated Damages recognized upon issuance		(1,940,400)
Total issuance costs and Liquidated Damages		(3,400,258)
Net issuance of Series I Preferred Stock at December 31, 2019	23,100	19,699,742
Conversion of Series I Preferred Stock to common stock on December 18, 2020	(23,100)	(19,699,742)
Series I Preferred Stock at December 31, 2020	-	$-
Beneficial conversion feature recognized during the year ended December 31, 2020 (as described below) upon conversion of Series I Preferred Stock		$5,082,000

All of the shares of Series I Preferred Stock converted automatically into shares of the Company’s common stock on December 18, 2020, as a result of the increase in the number of authorized shares of the Company’s common stock (as further described in Note 21). Upon conversion the Company recognized a beneficial conversion feature for the underlying common shares since the nondetachable conversion feature was in-the-money (the conversion price of $0.50 was lower than the Company’s common stock trading price of $0.61 at the conversion date). The beneficial conversion feature was recognized as a deemed dividend with an offset to additional paid-in capital.

Series J Preferred Stock

On October 7, 2019, the Company closed on a securities purchase agreement with certain accredited investors, pursuant to which the Company issued an aggregate of 20,000 shares of Series J Convertible Preferred Stock (the “Series J Preferred Stock”) at a stated value of $1,000, initially convertible into 28,571,428 shares of the Company’s common stock at a conversion rate equal to the stated value divided by the conversion price of $0.70 per share, for aggregate gross proceeds of $20,000,000.

In consideration for its services as placement agent, the Company paid B. Riley FBR a cash fee of $525,240 plus $43,043 in reimbursement of legal fees and other transaction costs. The Company used $5.0 million of the net proceeds from the financing to partially repay the amended and restated 12% Senior Secured Note dated June 14, 2019, and to use net proceeds of approximately $14.4 million for working capital and general corporate purposes.

Pursuant to the registration rights agreements entered into in connection with the securities purchase agreements on October 7, 2019, the Company agreed to register the shares issuable upon conversion of the Series J Preferred Stock for resale by the investors. The Company committed to file the registration statement no later than the 30th calendar day following the date the Company files (i) its Annual Report on Form 10-K for the fiscal year ended December 31, 2018, (ii) all its required quarterly reports on Form 10-Q since the quarter ended September 30, 2018 through September 30, 2019, and (iii) current Form 8-K in connection with the acquisition of TheStreet, and other acquisitions during 2018, and its license with ABG, with the SEC, but in no event later than March 31, 2020. The Company committed to cause the registration statement to become effective by no later than 90 days after March 31, 2020, subject to certain conditions and upon the occurrence of certain events up to a maximum amount of 6% of the aggregate amount invested. The registration rights agreements provide for Registration Rights Damages (further details are provided in Note 15).

On September 4, 2020, the Company closed on securities purchase agreements with two accredited investors, pursuant to which the Company issued an aggregate of 10,500 shares of Series J Preferred Stock at a stated value of $1,000 per share, initially convertible into 15,000,000 shares of the Company’s common stock at a conversion rate equal to the stated value divided by the conversion price of $0.70, for aggregate gross proceeds of $6,000,000, which was used for working capital and general corporate purposes.

Pursuant to a registration rights agreement entered into in connection with the securities purchase agreements on September 4, 2020, the Company agreed to register the shares issuable upon conversion of the Series J Preferred Stock for resale by the investors. The Company committed to file the registration statement by no later than the 30th calendar day following the date the Company files its (a) Annual Reports on Form 10-K for the fiscal year ended December 31, 2018 and December 31, 2019, (b) all its required Quarterly Reports on Form 10-Q since the quarter ended September 30, 2018, through the quarter ended September 30, 2020, and (c) any Form 8-K Reports that the Company is required to file with the SEC; but in no event later than April 30, 2021 (the “Filing Date”). The Company also committed to cause the registration statement to become effective by no later than 60 days after the Filing Date (or, in the event of a full review by the staff of the SEC, 120 days following the Filing Date) and upon the occurrence of certain events up to a maximum amount of 6% of the aggregate amount invested. The registration rights agreements provide for Registration Rights Damages (further details are provided in Note 15).

The number of shares issuable upon conversion of the Series J Preferred Stock will be adjusted in the event of stock splits, stock dividends, combinations of shares and similar transactions. Each share of Series J Convertible Preferred Stock votes on an as-if-converted to common stock basis, subject to certain conditions.

The securities purchase agreements included a provision that requires the Company to maintain its periodic filings with the SEC in order to satisfy the public information requirements under Rule 144(c) of the Securities Act. If the Company fails for any reason to satisfy the current public information requirement after 6 months of the closing date, then the Company will be obligated to pay to each holder a cash payment equal to 1.0% of the aggregate amount invested for each 30-day period, or pro rata portion thereof, as partial liquidated damages per month, up to a maximum of 6 months, subject to interest at the rate of 1.0% per month until paid in full. The securities purchase agreements provide for Public Information Failure Damages (further details are provided in Note 15).

The Company recognized a portion of the Liquidated Damages pursuant to the registration rights and securities purchase agreements in connection with the Series J Preferred Stock at the time of issuance as it was deemed probable the obligations would not be satisfied when the financing was completed (further details are presented in the table below).

The following table represents the components of the Series J Preferred Stock for the years ended December 31, 2020 and 2019:

	Shares	Series J Preferred Stock Components
Issuance of Series J Preferred Stock on October 7, 2019	20,000	$20,000,000
Less shares issued for payment of 12% Amended Senior Secured Notes	(5,000)	(5,000,000)
Net issuance of Series J Preferred Stock	15,000	$15,000,000
Issuance of Series J Preferred Stock	20,000	$20,000,000
Less issuance costs:
Cash paid to B. Riley FBR as placement fee		(525,240)
Legal fees and other costs		(54,764)
Total issuance costs		(580,004)
Less Liquidated Damages recognized upon issuance		(1,680,000)
Total issuance costs and Liquidated Damages		(2,260,004)
Net issuance of Series J Preferred Stock at December 31, 2019		17,739,996
Issuance of Series J Preferred Stock on September 4, 2020	10,500	6,000,000
Net Issuance of Series J Preferred Stock prior to conversion on December 18, 2020	30,500	23,739,996
Conversion of Series J Preferred Stock to common stock on December 18, 2020 (as further described below)	(30,500)	(23,739,996)
Series I Preferred Stock at December 31, 2020	-	$-
Beneficial conversion feature recognized during the year ended December 31, 2020 (as described below) upon conversion of Series J Preferred Stock		$586,545

All of the shares of Series J Preferred Stock converted automatically into shares of the Company’s common stock on December 18, 2020, as a result of the increase in the number of authorized shares of the Company’s common stock (as further described in Note 21). Upon conversion the Company recognized a beneficial conversion feature for the underlying common shares since the nondetachable conversion feature was in-the-money (the effective conversion price of $0.40 for the issuance of Series J Preferred Stock on September 4, 2020 (these shares were issued at a discount) was lower than the Company’s common stock trading price of $0.61 at the conversion date). The beneficial conversion feature was recognized as a deemed dividend with an offset to additional paid-in capital.

Series K Preferred Stock

Between October 23, 2020 and November 11, 2020, the Company closed on several securities purchase agreements with accredited investors, pursuant to which the Company issued an aggregate of 18,042 shares of Series K Convertible Preferred Stock” (the “Series K Preferred Stock”) at a stated value of $1,000, initially convertible into 45,105,000 shares of the Company’s common stock at a conversion rate equal to the stated value divided by the conversion price of $0.40 per share, for aggregate gross proceeds of $18,042,000. The number of shares issuable upon conversion of the Series K Preferred Stock will be adjusted in the event of stock splits, stock dividends, combinations of shares and similar transactions. Each Series K Preferred Stock votes on an as-if-converted to common stock basis, subject to certain conditions.

In consideration for its services as placement agent, the Company paid B. Riley FBR a cash fee of $560,500. The Company used approximately $3.4 million of the net proceeds from the financing to partially repay the Term Note and used approximately $2.6 million for payment on a prior investment, with the remainder of approximately $11.5 million for working capital and general corporate purposes.

Pursuant to a registration rights agreement entered into in connection with the securities purchase agreements, the Company agreed to register the shares issuable upon conversion of the Series K Preferred Stock for resale by the investors. The Company committed to file the registration statement by no later than the 30th calendar day following the date the Company files its (a) Annual Reports on Form 10-K for the fiscal year ended December 31, 2018 and December 31, 2019, (b) all its required Quarterly Reports on Form 10-Q since the quarter ended September 30, 2018, through the quarter ended September 30, 2020, and (c) any Form 8-K Reports that the Company is required to file with the SEC; provided, however, if such 30th calendar day is on or after February 12, 2021, then such 30th calendar date shall be tolled until the 30th calendar day following the date that the Company files its Annual Report on Form 10-K for the fiscal year ended December 31, 2020 (the “Filing Date”). The Company also committed to cause the registration statement to become effective by no later than 90 days after the Filing Date (or, in the event of a full review by the staff of the SEC, 120 days following the Filing Date) and upon the occurrence of certain events up to a maximum amount of 6% of the aggregate amount invested. The registration rights agreements provide for Registration Rights Damages (further details are provided in Note 15).

The securities purchase agreements included a provision that requires the Company to maintain its periodic filings with the SEC in order to satisfy the public information requirements under Rule 144(c) of the Securities Act. If the Company fails for any reason to satisfy the current public information requirement after 6 months of the closing date, then the Company will be obligated to pay to each holder a cash payment equal to 1.0% of the aggregate amount invested for each 30-day period, or pro rata portion thereof, as partial liquidated damages per month, up to a maximum of 6 months, subject to interest at the rate of 1.0% per month until paid in full. The securities purchase agreements provide for Public Information Failure Damages (further details are provided in Note 15).

The following table represents the components of the Series K Preferred Stock for the year ended December 31, 2020:

	Shares	Series K Preferred Stock Components
Issuance of Series K Preferred Stock:
Issuance of Series K Preferred Stock on October 23, 2020	6,750	$6,750,000
Issuance of Series K Preferred Stock on October 28, 2020	5,292	5,292,000
Issuance of Series K Preferred Stock on November 11, 2020	6,000	6,000,000
Subtotal issuance of Series K Preferred Stock	18,042	18,042,000
Less issuance costs:
Cash paid to B. Riley FBR as placement fee		(440,500)
Legal fees and other costs		(120,000)
Total issuance costs		(560,500)
Net issuance of Series K Preferred Stock prior to conversion on December 18, 2020		17,481,500
Conversion of Series K Preferred Stock to common stock on December 18, 2020	(18,042)	(17,481,500)
Series K Preferred Stock at December 31, 2020	-	$-
Beneficial conversion feature recognized during the year ended December 31, 2020 (as described below) upon conversion of Series k Preferred Stock		$9,472,050

All of the shares of Series K Preferred Stock converted automatically into shares of the Company’s common stock on December 18, 2020, as a result of the increase in the number of authorized shares of the Company’s common stock (as further described in Note 21). Upon conversion the Company recognized a beneficial conversion feature for the underlying common shares since the nondetachable conversion feature was in-the-money (the conversion price of $0.40 was lower than the Company’s common stock trading price of $0.61 at the conversion date). The beneficial conversion feature was recognized as a deemed dividend with an offset to additional paid-in capital.